Severance Indemnities and Pension Plans (Schedule of Pension Liability Recognized in Accumulated Other Changes in Equity from Nonowner Sources) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Taxes	¥ (69,139)	¥ 157,720	¥ (288,856)
Net pension liability adjustments	(105,089)	243,223	(431,968)
Domestic subsidiaries, Pension benefits and SIP [Member]
Net actuarial loss	493,526	336,910
Prior service cost	(43,264)	(62,083)
Gross pension liability adjustments	450,262	274,827
Taxes	(180,954)	(110,688)
Net pension liability adjustments	269,308	164,139
Foreign offices and subsidiaries, Pension benefits [Member]
Net actuarial loss	54,427	55,454
Prior service cost	172	229
Gross pension liability adjustments	54,599	55,683
Taxes	(21,486)	(21,930)
Net pension liability adjustments	33,113	33,753
Foreign offices and subsidiaries, Other benefits [Member]
Net actuarial loss	6,709	6,690
Prior service cost	(181)	(304)
Net obligation at transition	245	363
Gross pension liability adjustments	6,773	6,749
Taxes	(2,675)	(2,607)
Net pension liability adjustments	¥ 4,098	¥ 4,142